Label	Element	Value
WBI Tactical DG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
June 22, 2016

WBI TACTICAL DG FUND

No Load	WBIDX
Institutional	WBDGX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated March 29, 2016

On June 14, 2016, the Board of Trustees of Advisors Series Trust approved a modification in the disclosure of the WBI Tactical DG Fund’s (the “Fund”) principal investment strategies to add investments in real estate investment trusts (“REITs”) as part of the Fund’s equity investments. The changes are expected to provide WBI Investments, Inc., the Fund’s investment adviser, with more flexibility in making equity investments.

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	WBI Tactical DG Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	The “Principal Investment Strategies” section beginning on page 1 of the Summary Prospectus and page 22 of the Prospectus is modified as follows:

“The Fund may invest in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), real estate investment trusts (“REITs”) and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.”

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	The “Principal Investment Risks” section beginning on page 2 of the Summary Prospectus and page 23 of the Prospectus is modified to include the following:

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Tactical DG Fund will bear a proportionate share of those expenses.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI. The date of this Supplement is June 22, 2016.